Securities - Summary of Credit Risk Exposure on Investment Securities by Internal Risk Rating (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	$ 47,435
Non-investment grade	533
Impaired	125
Carrying amount of securities measured at FVOCI subject to impairment	48,093
Items not subject to impairment	406
Carrying amount of securities measured at FVOCI	48,499
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	45,077
Non-investment grade	1,070
Amount before allowance for credit losses	46,147
Allowance for credit losses	38
Amortized cost	46,109
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	46,956
Non-investment grade	500
Carrying amount of securities measured at FVOCI subject to impairment	47,456
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	44,958
Non-investment grade	367
Amount before allowance for credit losses	45,325
Allowance for credit losses	6
Amortized cost	45,319
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	479
Non-investment grade	33
Carrying amount of securities measured at FVOCI subject to impairment	512
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	119
Non-investment grade	703
Amount before allowance for credit losses	822
Allowance for credit losses	32
Amortized cost	790
Impaired stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	125
Carrying amount of securities measured at FVOCI subject to impairment	$ 125